JPMorgan Investor Conservative Growth Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Investor Conservative Growth Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 541
Expense Example, No Redemption, 3 Years	733
Expense Example, No Redemption, 5 Years	942
Expense Example, No Redemption, 10 Years	1,542
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	1,569
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	$ 835